Note 9 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Salaries and wages*	[1]	$ 23,037	$ 20,609	$ 16,122
Consumable materials – Operations*	[1]	23,601	17,375	14,938
Consumable materials – COVID-19		311	297	824
Electricity costs*	[1]	9,634	10,407	8,312
Safety		998	774	708
Cash-settled share-based expense (note 12.1(a))		853	692	634
On mine administration*	[1]	2,736	1,806	1,304
Security costs		1,093	826	496
Obsolete inventory (note 20)		563	36	0
Pre-feasibility exploration costs		172	304	373
Cost of sales		62,998	53,126	43,711
Salaries and wages	[1]	(23,037)	(20,609)	(16,122)
Consumable materials – Operations	[1]	(23,601)	(17,375)	(14,938)
Cost of sales		(62,998)	(53,126)	(43,711)
Gold work in progress [member]
Statement Line Items [Line Items]
Salaries and wages*		151	94	311
Consumable materials – Operations*		226	87	580
Electricity costs*		(43)	44	241
On mine administration*		(26)	18	34
Cost of sales		446	243	1,166
Salaries and wages		(151)	(94)	(311)
Consumable materials – Operations		(226)	(87)	(580)
Cost of sales		$ (446)	$ (243)	$ (1,166)

[1]	Gold work in progress included in the production cost amounts above were: 2022 2021 2020 Salaries and wages (151) 94 311 Consumable materials – Operations (226) 87 580 Electricity costs (43) 44 241 On mine administration (26) 18 34 (446) 243 1,166